Tax expense	12 Months Ended
Jun. 30, 2025
Tax Expense
Tax expense

9. Tax expense

(a) Tax expense

The major component of tax expense and the reconciliation of the expected tax expense based on the domestic effective tax rate of Locafy Limited is 25% (2024: 25%) and the reported tax expense in profit and loss are as follows:

	Consolidated Group
	2025 A$	2024 A$ (As Restated)	2023 A$
Loss before income tax	(4,314,231)	(1,941,033)	(3,891,586)
Domestic tax rate	25%	25%	25%
Expected tax expense/(benefit)	(1,078,558)	(485,258)	(972,897)
Adjustment for tax-exempt income:
-Decline in value of depreciating assets	(419,654)	(368,500)	(315,773)
-R&D tax incentive	-	-	(125,780)
-Other deductible expenses	(373,885)	(374,865)	(301,604)
Adjustment for non-deductible expenses:
-R&D expenses	328,402	-	-
-Other non-deductible expenses	643,839	672,519	680,462
Income tax expense/(benefit)	-	-	-
Movement in unrecognized deferred tax	899,856	556,104	1,035,591

(b) Deferred tax assets and liabilities

As at 30 June 2025, the Company had accumulated tax losses totaling A$33,064,367 (2024: A$32,164,511). A deferred tax asset in relation to the tax value of losses carried forward has not been recognized in the accounts as, presently, the Company does not expect to be in a position to utilize these losses in the foreseeable future.